Revenue from Contract with Customer Revenue from Contract with Customer - Contract Assets and Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	[1]	Dec. 31, 2016	[2]
Revenue from Contract with Customer [Abstract]
Accounts Receivable	€ 1,655.6	€ 1,850.4
Contract liabilities	(2,953.2)	(2,152.0)	[2]	€ (1,833.8)
Total Net contract assets & liabilities and receivables from contracts with our customers	(315.5)	187.3
Financing Receivables	886.2	218.5	[3]
Contract assets	€ 95.9	€ 270.4	[4]

[1]	As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[2]	As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[3]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[4]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.